Fair Value Of Financial Instruments - Recurring Basis (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 35,777	$ 52,791
Restricted cash	10,000	0
Long-term debt	200,649	198,139
Due from related parties, current	8,804	4,864
Due from related parties, non-current	2,565	0
Level I
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	35,777	52,791
Restricted cash	10,000
Due from related parties, current	8,804	4,864
Level II
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term debt	200,649	$ 198,139
Due from related parties, non-current	$ 2,565